Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q3PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 15

Franklin High Income Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.7%
Independent Power and Renewable Electricity Producers 0.2%
a
Talen Energy Corp. .................................... United States 58,650 $ 6,511,323
Metals & Mining 0.1%
Alpha Metallurgical Resources, Inc. ........................ United States 4,346 1,219,183
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. .................................. United States 8,816 59,772
Birch Permian Holdings, Inc. ............................. United States 690,410 5,877,115
California Resources Corp. .............................. United States 1,425 75,839
6,012,726
Pharmaceuticals 0.2%
a
Endo, Inc. ........................................... United States 109,291 3,087,471
a,b
Endo, Inc., 144A ...................................... United States 35,603 1,001,334
4,088,805
Specialty Retail 0.0%
a,c
Party City Holdco, Inc. .................................. United States 75 —
Total Common Stocks (Cost $28,672,628) ......................................
17,832,037
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 3,278 58,463
a,c
Canvas Energy, Inc., 10/01/24 ............................ United States 13 —
a,c
Canvas Energy, Inc., 10/01/25 ............................ United States 13 —
58,463
Total Warrants (Cost $–) ......................................................
58,463
Principal
Amount
*
Corporate Bonds 92.4%
Aerospace & Defense 1.0%
b
Boeing Co. (The), Senior Bond, 144A, 6.528%, 5/01/34 ......... United States 3,200,000 3,278,116
b
Bombardier, Inc., Senior Note, 144A, 7%, 6/01/32 ............. Canada 17,000,000 17,257,397
b
TransDigm , Inc., Senior Secured Note, 144A, 6.625%, 3/01/32 ... United States 7,500,000 7,584,820
28,120,333
Automobile Components 3.0%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 13,100,000 13,685,046
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 7,900,000 8,092,847
b
Allison Transmission, Inc., Senior Bond, 144A, 3.75%, 1/30/31 ... United States 5,400,000 4,739,294
b
Dornoch Debt Merger Sub, Inc., Senior Note, 144A, 6.625%,
10/15/29 .......................................... United States 19,500,000 16,604,207
b
Garrett Motion Holdings, Inc. / Garrett LX I SARL, Senior Note, 144A,
7.75%, 5/31/32 ..................................... United States 12,000,000 12,171,084
Goodyear Tire & Rubber Co. (The), Senior Note, 5%, 7/15/29 .... United States 15,000,000 13,976,590
b
ZF North America Capital, Inc. ,
Senior Note, 144A, 6.75%, 4/23/30 ...................... Germany 3,900,000 3,975,586
Senior Note, 144A, 6.875%, 4/23/32 ..................... Germany 8,400,000 8,689,632
81,934,286

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.7%
b
Jaguar Land Rover Automotive plc, Senior Note, 144A, 5.5%,
7/15/29 ........................................... United Kingdom 18,400,000 $ 17,655,045
Beverages 0.4%
b
Primo Water Holdings, Inc., Senior Note, 144A, 4.375%, 4/30/29 .. Canada 11,500,000 10,603,747
Biotechnology 0.3%
b
Grifols SA, Senior Note, 144A, 4.75%, 10/15/28 .............. Spain 10,000,000 8,639,346
Building Products 2.7%
b
Advanced Drainage Systems, Inc., Senior Note, 144A, 6.375%,
6/15/30 ........................................... United States 6,200,000 6,228,272
b
Cornerstone Building Brands, Inc., Senior Note, 144A, 6.125%,
1/15/29 ........................................... United States 2,000,000 1,649,547
b
Eco Material Technologies, Inc., Senior Secured Note, 144A,
7.875%, 1/31/27 ..................................... United States 8,500,000 8,528,993
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc., Senior Secured
Note, 144A, 6.625%, 12/15/30 .......................... United States 25,400,000 25,629,921
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, Senior
Secured Note, 144A, 6.75%, 4/01/32 ..................... United States 9,300,000 9,371,954
b
Smyrna Ready Mix Concrete LLC, Senior Secured Note, 144A,
8.875%, 11/15/31 .................................... United States 20,900,000 22,195,507
73,604,194
Capital Markets 0.5%
b
Jane Street Group / JSG Finance, Inc., Senior Secured Note, 144A,
4.5%, 11/15/29 ...................................... United States 6,100,000 5,727,246
b
StoneX Group, Inc., Senior Secured Note, 144A, 7.875%, 3/01/31 . United States 8,600,000 8,876,851
14,604,097
Chemicals 3.3%
b,d,e
Anagram Holdings LLC / Anagram International, Inc., Secured Note,
144A, PIK, 10%, 8/15/26 .............................. United States 1,891,272 28,319
b
Braskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32 Mexico 4,100,000 3,113,188
Celanese US Holdings LLC, Senior Note, 6.33%, 7/15/29 ....... United States 10,100,000 10,393,724
b
Consolidated Energy Finance SA, Senior Note, 144A, 5.625%,
10/15/28 .......................................... Switzerland 12,700,000 10,808,988
b
Element Solutions, Inc., Senior Note, 144A, 3.875%, 9/01/28 ..... United States 4,200,000 3,863,664
b
GPD Cos., Inc., Senior Secured Note, 144A, 10.125%, 4/01/26 ... United States 19,500,000 18,661,094
b,d
Kobe US Midco 2, Inc., Senior Note, 144A, PIK, 9.25%, 11/01/26 .. United States 5,292,000 4,265,540
b
Rain Carbon, Inc., Senior Secured Note, 144A, 12.25%, 9/01/29 .. United States 24,000,000 25,860,792
b
Rain CII Carbon LLC / CII Carbon Corp., Secured Note, 144A,
7.25%, 4/01/25 ..................................... United States 313,000 307,111
b
Vibrantz Technologies, Inc., Senior Note, 144A, 9%, 2/15/30 ..... United States 11,800,000 10,814,346
88,116,766
Commercial Services & Supplies 2.0%
b
Allied Universal Holdco LLC, Senior Secured Note, 144A, 7.875%,
2/15/31 ........................................... United States 12,000,000 12,042,024
b
APX Group, Inc., Senior Note, 144A, 5.75%, 7/15/29 ........... United States 15,300,000 14,690,139
b
Prime Security Services Borrower LLC / Prime Finance, Inc., Senior
Secured Note, 144A, 3.375%, 8/31/27 .................... United States 16,100,000 14,910,297
b
Wrangler Holdco Corp., Senior Note, 144A, 6.625%, 4/01/32 ..... Canada 12,100,000 12,056,176
53,698,636
Communications Equipment 0.4%
b
CommScope Technologies LLC, Senior Bond, 144A, 6%, 6/15/25 . United States 1,635,000 1,334,144

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
b
CommScope, Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 $ 4,862,040
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 2,500,000 2,197,000
b
Viasat , Inc., Senior Note, 144A, 7.5%, 5/30/31 ................ United States 3,500,000 2,329,385
10,722,569
Construction & Engineering 0.5%
b
Arcosa , Inc., Senior Note, 144A, 4.375%, 4/15/29 ............. United States 5,400,000 5,019,648
b
VM Consolidated, Inc., Senior Note, 144A, 5.5%, 4/15/29 ....... United States 8,800,000 8,401,240
13,420,888
Consumer Finance 2.9%
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............... United States 3,400,000 3,547,291
Senior Secured Note, 144A, 8.5%, 5/15/30 ................ United States 9,200,000 9,377,054
b
FirstCash , Inc., Senior Note, 144A, 6.875%, 3/01/32 ........... United States 19,300,000 19,321,541
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ....................... United Kingdom 2,150,000 2,187,907
Senior Note, 144A, 6.5%, 3/26/31 ....................... United Kingdom 2,900,000 2,984,126
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 7,133,552
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 10,447,175
Senior Note, 9%, 1/15/29 ............................. United States 7,300,000 7,708,559
b
PROG Holdings, Inc., Senior Note, 144A, 6%, 11/15/29 ......... United States 15,000,000 14,261,560
76,968,765
Consumer Staples Distribution & Retail 0.8%
b
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC, Senior Note, 144A, 3.5%, 3/15/29 ........... United States 16,800,000 15,125,746
b
US Foods, Inc., Senior Note, 144A, 7.25%, 1/15/32 ............ United States 7,200,000 7,481,102
22,606,848
Containers & Packaging 3.5%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., Senior
Note, 144A, 5.25%, 8/15/27 ............................ United States 8,100,000 5,053,686
b
LABL, Inc., Senior Secured Note, 144A, 9.5%, 11/01/28 ........ United States 1,900,000 1,917,343
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 30,000,000 30,056,160
Senior Secured Note, 144A, 7.875%, 4/15/27 .............. United States 10,500,000 10,723,033
b
OI European Group BV, Senior Note, 144A, 4.75%, 2/15/30 ...... United States 9,800,000 8,971,615
b
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 3,961,000 3,957,082
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 3,500,000 3,498,300
b
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc., Senior Secured Note, 144A, 4.375%, 10/15/28 .......... United States 2,800,000 2,616,991
b
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC, Senior Secured Note, 144A, 4%, 10/15/27 ............. United States 22,800,000 21,376,571
b
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 2,086,498
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 3,600,000 3,531,103
93,788,382
Distributors 0.8%
b
Gates Corp., Senior Note, 144A, 6.875%, 7/01/29 ............. United States 7,300,000 7,436,437
b
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 6,500,000 6,796,439

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors (continued)
b
Ritchie Bros Holdings, Inc., (continued)
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 6,300,000 $ 6,421,540
20,654,416
Diversified Consumer Services 0.5%
Grand Canyon University, Secured Note, 5.125%, 10/01/28 ...... United States 14,300,000 12,931,633
Diversified REITs 1.5%
b
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,
Senior Note, 144A, 3.75%, 12/15/27 ...................... United States 15,900,000 13,939,144
b
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP, Senior Note, 144A, 4.5%, 9/30/28 ............... United States 14,500,000 12,772,305
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,605,132
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,477,813
40,794,394
Diversified Telecommunication Services 2.2%
b
Altice France SA, Senior Secured Note, 144A, 5.5%, 1/15/28 .... France 7,500,000 5,145,165
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,807,179
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 9,926,516
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 8,897,033
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,778,517
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,609,996
b
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 2,000,000 1,992,921
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 10,321,781
b
Virgin Media Secured Finance plc, Senior Secured Bond, 144A,
4.5%, 8/15/30 ...................................... United Kingdom 11,400,000 9,676,732
59,155,840
Electric Utilities 1.0%
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 9,300,000 9,150,789
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 8,700,000 9,066,931
Senior Note, 144A, 6.875%, 4/15/32 ..................... United States 8,700,000 8,838,652
27,056,372
Electrical Equipment 1.2%
Regal Rexnord Corp. ,
Senior Note, 6.3%, 2/15/30 ............................ United States 9,700,000 9,921,073
Senior Note, 6.4%, 4/15/33 ............................ United States 7,900,000 8,087,919
b
Vertiv Group Corp., Senior Secured Note, 144A, 4.125%, 11/15/28 United States 16,400,000 15,329,437
33,338,429
Electronic Equipment, Instruments & Components 0.5%
b
TTM Technologies, Inc., Senior Note, 144A, 4%, 3/01/29 ........ United States 9,300,000 8,544,608
b
Zebra Technologies Corp., Senior Note, 144A, 6.5%, 6/01/32 .... United States 4,800,000 4,857,622
13,402,230
Energy Equipment & Services 3.1%
b
Enerflex Ltd., Senior Secured Note, 144A, 9%, 10/15/27 ........ Canada 15,100,000 15,342,672
b
Kodiak Gas Services LLC, Senior Note, 144A, 7.25%, 2/15/29 .... United States 12,300,000 12,618,214
b
Nabors Industries Ltd., Senior Note, 144A, 7.25%, 1/15/26 ...... United States 9,900,000 10,051,252

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Nabors Industries, Inc. ,
Senior Note, 144A, 7.375%, 5/15/27 ..................... United States 6,200,000 $ 6,311,420
Senior Note, 144A, 9.125%, 1/31/30 ..................... United States 4,600,000 4,769,211
Oceaneering International, Inc., Senior Note, 6%, 2/01/28 ....... United States 6,000,000 5,937,247
b
Transocean Titan Financing Ltd., Senior Secured Note, 144A,
8.375%, 2/01/28 ..................................... United States 1,800,000 1,859,557
b
Transocean, Inc., Senior Secured Note, 144A, 8.75%, 2/15/30 .... United States 14,220,000 14,940,779
b
Weatherford International Ltd., Senior Note, 144A, 8.625%, 4/30/30 United States 11,000,000 11,407,847
83,238,199
Entertainment 0.6%
b
Banijay Entertainment SASU, Senior Secured Note, 144A, 8.125%,
5/01/29 ........................................... France 15,300,000 15,662,396
Financial Services 3.9%
b
Freedom Mortgage Holdings LLC, Senior Note, 144A, 9.25%,
2/01/29 ........................................... United States 4,400,000 4,400,965
b
GGAM Finance Ltd. ,
Senior Note, 144A, 8%, 2/15/27 ........................ Ireland 11,100,000 11,472,827
Senior Note, 144A, 8%, 6/15/28 ........................ Ireland 15,400,000 16,230,460
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 6%, 8/15/26 ........................ United States 17,600,000 17,373,323
Senior Note, 144A, 9.5%, 2/15/29 ....................... United States 5,600,000 5,778,136
b
Nationstar Mortgage Holdings, Inc., Senior Bond, 144A, 5.75%,
11/15/31 .......................................... United States 19,600,000 18,439,213
b
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 9,300,000 9,275,339
Senior Note, 144A, 5%, 10/01/29 ....................... United States 5,000,000 4,286,764
Senior Note, 144A, 8.875%, 1/31/30 ..................... United States 9,600,000 9,591,853
b
United Wholesale Mortgage LLC, Senior Note, 144A, 5.5%, 11/15/25 United States 7,100,000 7,053,993
103,902,873
Food Products 1.3%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 3,190,000 3,180,543
Senior Note, 5.25%, 9/15/27 ........................... United States 4,800,000 4,451,411
b
Chobani LLC / Chobani Finance Corp., Inc., Senior Note, 144A,
7.625%, 7/01/29 ..................................... United States 3,300,000 3,402,815
Pilgrim's Pride Corp., Senior Bond, 6.875%, 5/15/34 ........... United States 17,900,000 19,072,790
b
Post Holdings, Inc., Senior Secured Note, 144A, 6.25%, 2/15/32 .. United States 5,500,000 5,514,020
35,621,579
Ground Transportation 1.1%
b
Ashtead Capital, Inc., Senior Bond, 144A, 5.8%, 4/15/34 ........ United Kingdom 4,100,000 4,071,056
b
First Student Bidco , Inc. / First Transit Parent, Inc., Senior Secured
Note, 144A, 4%, 7/31/29 .............................. United States 14,700,000 13,258,577
b
XPO, Inc., Senior Note, 144A, 7.125%, 2/01/32 ............... United States 12,100,000 12,412,845
29,742,478
Health Care Equipment & Supplies 1.1%
b
Bausch + Lomb Corp., Senior Secured Note, 144A, 8.375%,
10/01/28 .......................................... United States 10,000,000 10,250,000
b
Medline Borrower LP, Senior Note, 144A, 5.25%, 10/01/29 ...... United States 10,300,000 9,837,549
b
Neogen Food Safety Corp., Senior Note, 144A, 8.625%, 7/20/30 .. United States 9,000,000 9,731,448
29,818,997

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 4.9%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 12,000,000 $ 9,857,110
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,070,187
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,151,084
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 4,765,550
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,499,461
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,190,953
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 5,300,381
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 5,365,179
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 8,500,000 8,857,311
b,f
Concentra Escrow Issuer Corp., Senior Note, 144A, 6.875%, 7/15/32 United States 5,200,000 5,274,933
b
DaVita , Inc., Senior Note, 144A, 4.625%, 6/01/30 ............. United States 16,700,000 15,104,639
b
Kedrion SpA , Senior Secured Note, 144A, 6.5%, 9/01/29 ........ Italy 18,700,000 17,165,431
b
ModivCare Escrow Issuer, Inc., Senior Note, 144A, 5%, 10/01/29 . United States 8,500,000 5,998,468
b
MPH Acquisition Holdings LLC, Senior Note, 144A, 5.75%, 11/01/28 United States 22,200,000 11,968,797
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 14,500,000 14,502,958
Senior Secured Note, 6.125%, 6/15/30 ................... United States 14,600,000 14,519,664
130,592,106
Health Care REITs 0.8%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 11,400,000 10,369,413
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 10,574,725
20,944,138
Hotel & Resort REITs 0.9%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 ...................... United States 6,000,000 6,209,106
Senior Note, 144A, 4.5%, 2/15/29 ....................... United States 6,500,000 6,100,991
Senior Note, 144A, 6.5%, 4/01/32 ....................... United States 12,300,000 12,310,975
24,621,072
Hotels, Restaurants & Leisure 7.1%
b
1011778 BC ULC / New Red Finance, Inc., Secured Bond, 144A,
4%, 10/15/30 ....................................... Canada 8,500,000 7,487,991
b,c,e
24 Hour Fitness Worldwide, Inc., Senior Note, 144A, 8%, 6/01/22 . United States 23,000,000 —
b
Allwyn Entertainment Financing UK plc, Senior Secured Note, 144A,
7.875%, 4/30/29 ..................................... Czech Republic 15,500,000 16,024,908
b
Boyne USA, Inc., Senior Note, 144A, 4.75%, 5/15/29 ........... United States 5,600,000 5,228,914
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 6,900,000 6,330,685
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,800,000 6,951,681
Senior Secured Note, 144A, 6.5%, 2/15/32 ................ United States 12,700,000 12,770,599
b
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 2,200,000 2,223,298
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 23,725,150
b
Carnival Holdings Bermuda Ltd., Senior Note, 144A, 10.375%,
5/01/28 ........................................... United States 10,000,000 10,832,738
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
Senior Note, 144A, 6.75%, 1/15/30 ....................... United States 13,200,000 11,602,094
b
NCL Corp. Ltd., Senior Note, 144A, 5.875%, 3/15/26 ........... United States 5,200,000 5,144,532
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 4,000,000 3,958,136
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 4,900,000 4,828,077

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Royal Caribbean Cruises Ltd., (continued)
Senior Note, 144A, 6.25%, 3/15/32 ...................... United States 7,000,000 $ 7,063,182
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., Senior
Secured Note, 144A, 6.625%, 5/01/32 .................... United States 17,400,000 17,693,473
b
Station Casinos LLC, Senior Note, 144A, 4.5%, 2/15/28 ........ United States 9,800,000 9,230,478
b
Viking Cruises Ltd. ,
Senior Note, 144A, 5.875%, 9/15/27 ..................... United States 4,900,000 4,852,368
Senior Note, 144A, 7%, 2/15/29 ........................ United States 9,900,000 9,960,219
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Senior
Note, 144A, 7.125%, 2/15/31 ........................... United States 25,000,000 25,940,094
191,848,617
Household Durables 2.4%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 11,726,519
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 7,159,438
b
Dream Finders Homes, Inc., Senior Note, 144A, 8.25%, 8/15/28 .. United States 9,000,000 9,225,099
KB Home, Senior Note, 7.25%, 7/15/30 ..................... United States 9,000,000 9,283,185
b
LGI Homes, Inc., Senior Note, 144A, 8.75%, 12/15/28 .......... United States 14,200,000 14,799,658
M/I Homes, Inc., Senior Note, 3.95%, 2/15/30 ................ United States 12,600,000 11,246,577
63,440,476
Independent Power and Renewable Electricity Producers 1.5%
b
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 12,416,232
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,601,190
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 7,496,099
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 3,500,000 3,346,838
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 6,112,822
40,973,181
Insurance 2.2%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ....................... United States 7,200,000 7,280,460
Senior Secured Note, 144A, 7.5%, 11/06/30 ............... United States 8,900,000 8,913,018
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ..................... United States 5,400,000 5,331,228
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 2,500,000 2,506,343
Senior Secured Note, 144A, 7%, 1/15/31 .................. United States 13,400,000 13,547,993
b
HUB International Ltd., Senior Secured Note, 144A, 7.25%, 6/15/30 United States 8,700,000 8,924,947
b
Jones Deslauriers Insurance Management, Inc., Senior Note, 144A,
10.5%, 12/15/30 ..................................... Canada 10,800,000 11,608,186
58,112,175
IT Services 1.9%
b
Cablevision Lightpath LLC, Senior Secured Note, 144A, 3.875%,
9/15/27 ........................................... United States 8,500,000 7,525,069
b
Cogent Communications Group, Inc., Senior Note, 144A, 7%,
6/15/27 ........................................... United States 4,000,000 3,966,404
b
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc., Senior Note, 144A, 7%, 6/15/27 .............. United States 9,400,000 9,311,207
b
Fortress Intermediate 3, Inc., Senior Secured Note, 144A, 7.5%,
6/01/31 ........................................... United States 10,700,000 10,976,060
b
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,386,318
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,971,298

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
b
Gartner, Inc., (continued)
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 $ 4,033,416
50,169,772
Machinery 1.3%
b
Calderys Financing LLC, Senior Secured Note, 144A, 11.25%,
6/01/28 ........................................... France 13,700,000 14,509,040
b
Esab Corp., Senior Note, 144A, 6.25%, 4/15/29 ............... United States 11,200,000 11,281,166
Hillenbrand, Inc., Senior Note, 6.25%, 2/15/29 ................ United States 10,200,000 10,261,639
36,051,845
Media 3.4%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,994,021
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,700,000 8,951,889
Senior Secured Note, 144A, 9%, 9/15/28 .................. United States 3,500,000 3,667,653
Senior Secured Note, 144A, 7.875%, 4/01/30 .............. United States 6,000,000 6,044,106
b
CSC Holdings LLC ,
Senior Note, 144A, 11.25%, 5/15/28 ..................... United States 16,700,000 14,564,330
Senior Note, 144A, 11.75%, 1/31/29 ..................... United States 9,200,000 7,852,008
b,e
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 233,063
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 274,312
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc., Senior
Secured Note, 144A, 5.875%, 8/15/27 .................... United States 10,400,000 9,790,782
b
LCPR Senior Secured Financing DAC, Senior Secured Note, 144A,
6.75%, 10/15/27 ..................................... United States 3,990,000 3,741,103
b
News Corp., Senior Note, 144A, 3.875%, 5/15/29 ............. United States 4,400,000 4,054,066
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ..................... United States 3,200,000 2,886,184
Senior Note, 144A, 4.25%, 1/15/29 ...................... United States 8,000,000 7,303,038
Senior Secured Note, 144A, 7.375%, 2/15/31 .............. United States 4,100,000 4,271,929
b
Sirius XM Radio, Inc., Senior Note, 144A, 4%, 7/15/28 ......... United States 12,600,000 11,393,529
90,022,013
Metals & Mining 1.7%
ATI, Inc., Senior Note, 7.25%, 8/15/30 ...................... United States 11,900,000 12,300,697
b
Constellium SE, Senior Note, 144A, 3.75%, 4/15/29 ........... United States 16,000,000 14,528,509
b
FMG Resources August 2006 Pty. Ltd., Senior Bond, 144A, 4.375%,
4/01/31 ........................................... Australia 9,500,000 8,502,819
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 7,150,797
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,906,769
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,507,182
45,896,773
Mortgage Real Estate Investment Trusts (REITs) 1.0%
b
Apollo Commercial Real Estate Finance, Inc., Senior Secured Note,
144A, 4.625%, 6/15/29 ................................ United States 24,900,000 20,901,974
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp., Senior Note, 144A, 4.75%, 6/15/29 ................. United States 5,700,000 5,269,828
26,171,802
Oil, Gas & Consumable Fuels 12.2%
b
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,556,416
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,164,022

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 7,400,000 $ 6,984,297
Senior Secured Note, 144A, 9.25%, 7/15/29 ............... United States 14,700,000 14,994,000
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 2,600,000 2,478,495
Senior Note, 4%, 3/01/31 ............................. United States 14,300,000 13,013,374
b
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.875%, 2/01/29 ..................... United States 5,000,000 4,953,018
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 10,300,000 10,328,655
b
CITGO Petroleum Corp., Senior Secured Note, 144A, 8.375%,
1/15/29 ........................................... United States 9,900,000 10,212,670
b
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 12,800,000 13,428,211
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 12,800,000 13,724,160
b
CrownRock LP / CrownRock Finance, Inc., Senior Note, 144A, 5%,
5/01/29 ........................................... United States 5,100,000 5,062,078
b
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,554,805
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 5,600,000 5,178,046
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,052,128
b
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 10,300,000 10,549,064
b
EQM Midstream Partners LP, Senior Note, 144A, 7.5%, 6/01/27 .. United States 1,900,000 1,941,716
b
Harbour Energy plc, Senior Note, 144A, 5.5%, 10/15/26 ........ United Kingdom 14,800,000 14,521,289
b
Hess Midstream Operations LP, Senior Note, 144A, 6.5%, 6/01/29 United States 9,100,000 9,230,925
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 3,100,000 2,970,373
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 4,138,465
Senior Note, 144A, 8.375%, 11/01/33 .................... United States 2,100,000 2,239,633
b
Kinetik Holdings LP ,
Senior Note, 144A, 6.625%, 12/15/28 .................... United States 4,800,000 4,879,886
Senior Note, 144A, 5.875%, 6/15/30 ..................... United States 9,200,000 9,071,529
b
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
Secured Note, 144A, 11.5%, 2/15/28 ..................... United States 30,800,000 33,338,228
b
Matador Resources Co., Senior Note, 144A, 6.5%, 4/15/32 ...... United States 11,400,000 11,409,337
c,d,e,g
Murray Energy Corp., Secured Note, 144A, PIK, 12%, 4/15/24 ... United States 18,564,500 —
b,f
Northriver Midstream Finance LP, Senior Secured Note, 144A,
6.75%, 7/15/32 ..................................... Canada 21,400,000 21,450,825
b
PBF Holding Co. LLC / PBF Finance Corp., Senior Note, 144A,
7.875%, 9/15/30 ..................................... United States 2,800,000 2,868,743
b
Sunoco LP, Senior Note, 144A, 7.25%, 5/01/32 ............... United States 3,000,000 3,105,297
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 4,800,000 4,796,751
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,305,462
Senior Note, 4.5%, 4/30/30 ............................ United States 5,000,000 4,628,274
b
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 4,900,000 4,400,302
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,377,141
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 4,100,000 4,163,636
b
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 12,900,000 13,299,990
Senior Secured Note, 144A, 9.5%, 2/01/29 ................ United States 3,100,000 3,396,737
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 9,800,000 10,172,165
b
Viper Energy, Inc., Senior Note, 144A, 7.375%, 11/01/31 ........ United States 12,100,000 12,543,501
Vital Energy, Inc. ,
Senior Note, 9.75%, 10/15/30 .......................... United States 9,000,000 9,835,101

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc., (continued)
b
Senior Note, 144A, 7.875%, 4/15/32 ..................... United States 5,500,000 $ 5,595,260
328,914,005
Paper & Forest Products 0.3%
b
Glatfelter Corp., Senior Note, 144A, 4.75%, 11/15/29 ........... United States 8,200,000 6,787,500
Passenger Airlines 1.2%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 11,333,333 11,243,072
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,947,608
b
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured Note, 144A,
4.75%, 10/20/28 ..................................... United States 10,200,000 9,937,825
b
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,611,352
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 5,126,688
30,866,545
Personal Care Products 0.5%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC, Senior Secured Note, 144A, 6.625%, 7/15/30 ........ United States 12,200,000 12,390,174
Pharmaceuticals 2.0%
b
1375209 BC Ltd., Senior Secured Note, 144A, 9%, 1/30/28 ...... Canada 6,021,000 5,797,208
b
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 2,114,000 1,638,350
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 2,584,238
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 7,345,541
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 7,692,000 6,865,110
b
Endo Finance Holdings, Inc., Senior Secured Note, 144A, 8.5%,
4/15/31 ........................................... United States 4,500,000 4,649,521
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 10,228,024
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 866,537
Senior Note, 7.875%, 9/15/29 .......................... Israel 6,400,000 6,882,022
Senior Note, 8.125%, 9/15/31 .......................... Israel 6,400,000 7,123,893
53,980,444
Real Estate Management & Development 1.1%
b
Five Point Operating Co. LP / Five Point Capital Corp., Senior Note,
144A, 10.5%, 1/15/28 ................................. United States 11,670,252 11,974,729
b
Forestar Group, Inc., Senior Note, 144A, 3.85%, 5/15/26 ........ United States 11,000,000 10,550,183
b
Greystar Real Estate Partners LLC, Senior Secured Note, 144A,
7.75%, 9/01/30 ..................................... United States 5,800,000 6,112,492
28,637,404
Software 0.8%
b
Camelot Finance SA, Senior Secured Note, 144A, 4.5%, 11/01/26 . United States 8,300,000 8,033,838
b
McAfee Corp., Senior Note, 144A, 7.375%, 2/15/30 ............ United States 9,400,000 8,690,656
b
Rocket Software, Inc., Senior Note, 144A, 6.5%, 2/15/29 ........ United States 6,700,000 5,847,751
22,572,245
Specialized REITs 0.7%
b
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ..................... United States 6,400,000 6,082,843

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
b
Iron Mountain, Inc., (continued)
Senior Note, 144A, 7%, 2/15/29 ........................ United States 12,600,000 $ 12,834,372
18,917,215
Specialty Retail 0.5%
b
Evergreen Acqco 1 LP / TVI, Inc., Senior Secured Note, 144A,
9.75%, 4/26/28 ..................................... United States 12,880,000 13,772,391
Textiles, Apparel & Luxury Goods 0.3%
b
Hanesbrands, Inc., Senior Note, 144A, 9%, 2/15/31 ............ United States 8,600,000 9,018,012
Trading Companies & Distributors 2.5%
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ....................... United States 15,400,000 15,911,650
Secured Note, 144A, 8.625%, 5/15/32 .................... United States 9,800,000 10,174,085
b
H&E Equipment Services, Inc., Senior Note, 144A, 3.875%, 12/15/28 United States 6,900,000 6,233,622
b
Herc Holdings, Inc., Senior Note, 144A, 6.625%, 6/15/29 ........ United States 15,600,000 15,830,065
b
United Rentals North America, Inc., Senior Bond, 144A, 6.125%,
3/15/34 ........................................... United States 15,400,000 15,363,082
b
WESCO Distribution, Inc., Senior Note, 144A, 6.375%, 3/15/29 ... United States 4,600,000 4,622,370
68,134,874
Wireless Telecommunication Services 0.4%
b
Altice France Holding SA ,
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 8,966,268
Senior Secured Note, 144A, 6%, 2/15/28 .................. Luxembourg 8,100,000 2,642,098
Digicel Group Holdings Ltd. ,
Zero Cpn ., 11/17/33 ................................. Bermuda 449,924 23,704
11,632,070
Total Corporate Bonds (Cost $2,648,394,398) ...................................
2,484,270,587
Senior Floating Rate Interests 2.5%
h
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.977%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,526,000 8,508,479
Second Lien, Initial CME Term Loan, 12.881%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 8,539,064
PMHC II, Inc. , First Lien, Initial CME Term Loan , 9.706% , ( 3-month
SOFR + 4.25% ), 4/23/29 .............................. United States 12,870,750 12,587,594
29,635,137
a a a a a a
Health Care Technology 0.4%
h
athenahealth Group, Inc. , First Lien, Initial CME Term Loan , 8.594% ,
( 1-month SOFR + 3.25% ), 2/15/29 ....................... United States 11,474,099 11,450,806
Hotels, Restaurants & Leisure 0.5%
h
Fertitta Entertainment LLC , First Lien, Initial CME Term Loan, B ,
9.081% , ( 1-month SOFR + 3.75% ), 1/29/29 ................ United States 12,805,250 12,834,830
Media 0.1%
Diamond Sports Group LLC ,
e,h
First Lien, CME Term Loan, 15.429%, (1-month SOFR + 10%),
5/26/26 ........................................... United States 1,175,779 1,108,760

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Media (continued)
Diamond Sports Group LLC, (continued)
d
First Lien, Debtor-In-Possession Term Loan, PIK, 5%, 12/02/24 . United States 1,376,654 $ 1,945,480
3,054,240
a a a a a a
Software 0.4%
h
McAfee Corp. , First Lien, Term Loan, B1 , 8.579% , ( 1-month SOFR +
3.25% ), 3/01/29 ..................................... United States 10,218,000 10,220,401
Total Senior Floating Rate Interests (Cost $67,206,816) ..........................
67,195,414
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,c
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 285,645
a,c
Endo DAC, Escrow Account ............................. United States 7,104,000 —
a,c
Endo DAC, Escrow Account ............................. United States 4,473,000 —
a,c
Endo, Inc., Escrow Account .............................. United States 4,700,000 —
c
Par Pharmaceutical, Inc., Escrow Account ................... United States 4,273,000 —
Total Escrows and Litigation Trusts (Cost $450,960) .............................
285,645
Total Long Term Investments (Cost $2,744,724,802) .............................
2,569,642,146
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.8%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 100,940,691 100,940,691
Total Money Market Funds (Cost $100,940,691) .................................
100,940,691
Total Short Term Investments (Cost $100,940,691 ) ...............................
100,940,691
a
Total Investments (Cost $2,845,665,493) 99.4% ..................................
$2,670,582,837
Other Assets, less Liabilities 0.6% .............................................
17,778,062
Net Assets 100.0% ...........................................................
$2,688,360,899
a a a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 19 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $2,197,658,701, representing 81.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
A portion or all of the security purchased on a delayed delivery basis.
g
See Note 3 regarding restricted securities.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See Note 5 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2024, investments in “affiliated companies” were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
18,564,500
Murray Energy Corp., Secured Note, 144A, PIK, 12%,
4/15/24 .................................. 4/09/15 - 4/15/19 $ 20,764,441 $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $20,764,441 $—
*
In U.S. dollars unless otherwise indicated.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Birch Permian Holdings,
Inc ............. $ 8,716,426 $ — $ — $ — $ —
a
$ —
a
—
a
$ 2,934,243
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $8,716,426 $— $— $— $— $— $2,934,243
a
As of June 30, 2024, no longer an affiliate.
2. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2024 , the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $49,084,957 $642,091,062 $(590,235,328) $— $— $100,940,691 100,940,691 $2,946,838
Total Affiliated Securities ... $49,084,957 $642,091,062 $(590,235,328) $— $— $100,940,691 $2,946,838
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Independent Power and Renewable Electricity
Producers .......................... $ 6,511,323 $ — $ — $ 6,511,323
Metals & Mining ....................... 1,219,183 — — 1,219,183
Oil, Gas & Consumable Fuels ............. 135,611 5,877,115 — 6,012,726
Pharmaceuticals ....................... 3,087,471 1,001,334 — 4,088,805
Specialty Retail ........................ — — —
a
—
Warrants :
Oil, Gas & Consumable Fuels ............. 58,463 — —
a
58,463
Corporate Bonds :
Aerospace & Defense ................... — 28,120,333 — 28,120,333
Automobile Components ................. — 81,934,286 — 81,934,286

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Automobiles .......................... $ — $ 17,655,045 $ — $ 17,655,045
Beverages ........................... — 10,603,747 — 10,603,747
Biotechnology ......................... — 8,639,346 — 8,639,346
Building Products ...................... — 73,604,194 — 73,604,194
Capital Markets ........................ — 14,604,097 — 14,604,097
Chemicals ........................... — 88,116,766 — 88,116,766
Commercial Services & Supplies ........... — 53,698,636 — 53,698,636
Communications Equipment .............. — 10,722,569 — 10,722,569
Construction & Engineering ............... — 13,420,888 — 13,420,888
Consumer Finance ..................... — 76,968,765 — 76,968,765
Consumer Staples Distribution & Retail ...... — 22,606,848 — 22,606,848
Containers & Packaging ................. — 93,788,382 — 93,788,382
Distributors ........................... — 20,654,416 — 20,654,416
Diversified Consumer Services ............ — 12,931,633 — 12,931,633
Diversified REITs ...................... — 40,794,394 — 40,794,394
Diversified Telecommunication Services ..... — 59,155,840 — 59,155,840
Electric Utilities ........................ — 27,056,372 — 27,056,372
Electrical Equipment .................... — 33,338,429 — 33,338,429
Electronic Equipment, Instruments &
Components ........................ — 13,402,230 — 13,402,230
Energy Equipment & Services ............. — 83,238,199 — 83,238,199
Entertainment ......................... — 15,662,396 — 15,662,396
Financial Services ...................... — 103,902,873 — 103,902,873
Food Products ........................ — 35,621,579 — 35,621,579
Ground Transportation .................. — 29,742,478 — 29,742,478
Health Care Equipment & Supplies ......... — 29,818,997 — 29,818,997
Health Care Providers & Services .......... — 130,592,106 — 130,592,106
Health Care REITs ..................... — 20,944,138 — 20,944,138
Hotel & Resort REITs ................... — 24,621,072 — 24,621,072
Hotels, Restaurants & Leisure ............. — 191,848,617 —
a
191,848,617
Household Durables .................... — 63,440,476 — 63,440,476
Independent Power and Renewable Electricity
Producers .......................... — 40,973,181 — 40,973,181
Insurance ............................ — 58,112,175 — 58,112,175
IT Services ........................... — 50,169,772 — 50,169,772
Machinery ............................ — 36,051,845 — 36,051,845
Media ............................... — 90,022,013 — 90,022,013
Metals & Mining ....................... — 45,896,773 — 45,896,773
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 26,171,802 — 26,171,802
Oil, Gas & Consumable Fuels ............. — 328,914,005 —
a
328,914,005
Paper & Forest Products ................. — 6,787,500 — 6,787,500
Passenger Airlines ..................... — 30,866,545 — 30,866,545
Personal Care Products ................. — 12,390,174 — 12,390,174
Pharmaceuticals ....................... — 53,980,444 — 53,980,444
Real Estate Management & Development .... — 28,637,404 — 28,637,404
Software ............................. — 22,572,245 — 22,572,245
Specialized REITs ...................... — 18,917,215 — 18,917,215
Specialty Retail ........................ — 13,772,391 — 13,772,391
Textiles, Apparel & Luxury Goods .......... — 9,018,012 — 9,018,012
Trading Companies & Distributors .......... — 68,134,874 — 68,134,874
Wireless Telecommunication Services ....... — 11,632,070 — 11,632,070
Senior Floating Rate Interests ............... — 67,195,414 — 67,195,414
Escrows and Litigation Trusts ............... — 285,645 —
a
285,645
6. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ 100,940,691 $ — $ — $ 100,940,691
Total Investments in Securities ........... $111,952,742 $2,558,630,095 $— $2,670,582,837
a
Includes financial instruments determined to have no value.
Selected Portfolio
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.